Troubled Debt Restructures (Tables)	12 Months Ended
Dec. 31, 2015
Receivables [Abstract]
Breakdown of Types of Concessions Made by Loan Class

For the twelve months ended December 31, 2015, 2014 and 2013, the following table presents a breakdown of the types of concessions made by loan class:

Year ended December 31, 2015
		Pre-Modification	Post-Modification
	Number	Outstanding Recorded	Outstanding Recorded
	of Contracts	Investment	Investment
(dollars in thousands)
Extend payment terms:
Commercial	—	$—	$—
Real estate - commercial	—	—	—
Other real estate construction	—	—	—
Real estate 1 – 4 family construction	—	—	—
Real estate – residential	—	—	—
Home equity	—	—	—
Consumer loans	—	—	—
Other loans	—	—	—

	—	$—	$—

Other:
Commercial	2	$65	$44
Real estate - commercial	—	—	—
Other real estate construction	1	55	55
Real estate 1 – 4 family construction	—	—	—
Real estate – residential	6	535	521
Home equity	—	—	—
Consumer loans	—	—	—
Other loans	1	73	53

	10	$728	$673

Total	10	$728	$673

Year ended December 31, 2014
		Pre-Modification	Post-Modification
	Number	Outstanding Recorded	Outstanding Recorded
	of Contracts	Investment	Investment
(dollars in thousands)
Extend payment terms:
Commercial	—	$—	$—
Real estate - commercial	—	—	—
Other real estate construction	—	—	—
Real estate 1 – 4 family construction	—	—	—
Real estate – residential	—	—	—
Home equity	—	—	—
Consumer loans	1	32	32
Other loans	—	—	—

	1	$32	$32

Other:
Commercial	—	$—	$—
Real estate - commercial	3	424	424
Other real estate construction	—	—	—
Real estate 1 – 4 family construction	—	—	—
Real estate – residential	6	870	870
Home equity	—	—	—
Consumer loans	—	—	—
Other loans	—	—	—

	9	$1,294	$1,294

Total	10	$1,326	$1,326

Year ended December 31, 2013
		Pre-Modification	Post-Modification
	Number	Outstanding Recorded	Outstanding Recorded
	of Contracts	Investment	Investment
(dollars in thousands)
Extend payment terms:
Commercial	—	$—	$—
Real estate - commercial	—	—	—
Other real estate construction	—	—	—
Real estate 1 – 4 family construction	—	—	—
Real estate – residential	—	—	—
Home equity	—	—	—
Consumer loans	—	—	—
Other loans	—	—	—

	—	$—	$—

Other:
Commercial	—	$—	$—
Real estate - commercial	1	356	341
Other real estate construction	—	—	—
Real estate 1 – 4 family construction	—	—	—
Real estate – residential	8	895	875
Home equity	1	18	18
Consumer loans	—	—	—
Other loans	—	—	—

	10	$1,269	$1,234

Total	10	$1,269	$1,234

Schedule of Successes and Failures of Types of Debt Restructuring

The following table presents the successes and failures of the types of modifications within the previous twelve months as of December 31, 2015, 2014 and 2013:

	Paid In Full		Paying as restructured		Converted to nonaccrual		Foreclosure/ Default
	Number of	Recorded	Number of	Recorded	Number of	Recorded	Number of	Recorded
	Loans	Investments	Loans	Investments	Loans	Investments	Loans	Investments
	(dollars in thousands)
December 31, 2015
Extended payment terms	—	$—	—	$—	—	$—	—	$—
Other	—	—	10	728	—	—	—	—

Total	—	$—	10	$728	—	$—	—	$—

	Paid In Full		Paying as restructured		Converted to nonaccrual		Foreclosure/ Default
	Number of	Recorded	Number of	Recorded	Number of	Recorded	Number of	Recorded
	Loans	Investments	Loans	Investments	Loans	Investments	Loans	Investments
	(dollars in thousands)
December 31, 2014
Extended payment terms	—	$—	1	$32	—	$—	—	$—
Other	1	112	8	1,182	—	—	—	—

Total	1	$112	9	$1,214	—	$—	—	$—

	Paid In Full		Paying as restructured		Converted to nonaccrual		Foreclosure/ Default
	Number of	Recorded	Number of	Recorded	Number of	Recorded	Number of	Recorded
	Loans	Investments	Loans	Investments	Loans	Investments	Loans	Investments
	(dollars in thousands)
December 31, 2013
Extended payment terms	—	$—	—	$—	—	$—	—	$—
Other	—	—	10	1,234	—	—	—	—

Total	—	$—	10	$1,234	—	$—	—	$—